Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash	$ 14,990	¥ 97,807	¥ 126,779
Restricted cash	912	5,948	0
Short-term investments	30,893	201,578	56,275
Accounts receivable	58,429	381,248	276,966
Prepayments and other current assets	6,967	45,462	43,058
Amounts due from related parties	451	2,940	18,392
Total current assets	112,642	734,983	521,470
Non-current assets:
Property and equipment, net	3,585	23,390	25,632
Right-of-use assets, net	4,986	32,534	0
Intangible assets, net	17,163	111,990	66,818
Long-term investments	163	1,065	1,715
Goodwill	18,195	118,724	26,231
Deferred tax assets	363	2,370	3,893
Other non-current assets	16,169	105,501	98,137
Total non-current assets	60,624	395,574	222,426
Total assets	173,266	1,130,557	743,896
Current liabilities (including current liabilities of the consolidated VIE without recourse to the primary beneficiary of RMB452,012 and RMB462,536 (US$70,887) as of December 31, 2019 and 2020, respectively):
Accounts payable	41,217	268,939	232,276
Accrued expenses and other current liabilities	16,206	105,744	75,825
Short-term debt	11,316	73,837	143,979
Short-term lease liabilities	2,714	17,707	0
Total current liabilities	71,453	466,227	452,080
Non-current liabilities (including non-current liabilities of the consolidated VIE without recourse to the primary beneficiary of RMB37,264 and RMB61,499 (US$9,425) as of December 31, 2019 and 2020, respectively):
Long-term debt	787	5,135	11,942
Long-term lease liabilities	2,241	14,623	0
Deferred tax liabilities	111	727	2,556
Other non-current liabilities	6,286	41,014	22,766
Total non-current liabilities	9,425	61,499	37,264
Total liabilities	80,878	527,726	489,344
Commitments and contingencies
Mezzanine equity:
Total mezzanine equity	0	0	1,031,001
Shareholders' deficit:
Ordinary shares	6	36	17
Additional paid-in capital	272,785	1,779,923	434,151
Accumulated deficit	(185,261)	(1,208,827)	(1,212,257)
Accumulated other comprehensive loss	(2,275)	(14,843)	(1,231)
Total Quhuo Limited shareholders' (deficit)/equity	85,255	556,289	(779,320)
Non-controlling interests	7,133	46,542	2,871
Total shareholders' (deficit)/equity	92,388	602,831	(776,449)
Total liabilities, mezzanine equity and shareholders' (deficit)/equity	173,266	1,130,557	743,896
Series A Redeemable Convertible Preferred Shares [Member]
Mezzanine equity:
Redeemable noncontrolling interest, equity, preferred, carrying amount	0	0	46,130
Series B Redeemable Convertible Preferred Shares [Member]
Mezzanine equity:
Redeemable noncontrolling interest, equity, preferred, carrying amount	0	0	332,251
Series C One Redeemable Convertible Preferred Shares [Member]
Mezzanine equity:
Redeemable noncontrolling interest, equity, preferred, carrying amount	0	0	193,609
Series C Two Redeemable Convertible Preferred Shares [Member]
Mezzanine equity:
Redeemable noncontrolling interest, equity, preferred, carrying amount	0	0	96,569
Series D Redeemable Convertible Preferred Shares [Member]
Mezzanine equity:
Redeemable noncontrolling interest, equity, preferred, carrying amount	$ 0	¥ 0	¥ 362,442